SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details)	1 Months Ended				12 Months Ended
	Apr. 16, 2019 CAD ($) shares	Feb. 28, 2019 CAD ($) shares	Nov. 30, 2018 CAD ($) shares	Jul. 31, 2018 CAD ($) shares	May 31, 2019 CAD ($) Share shares	May 31, 2018 CAD ($) Share shares
Supplemental Disclosure Of Cash Flow [Line Items]
Number of share purchase warrants issued for acquisitions of royalty interests | shares					2,616,831
Number of common shares and convertible debenture issued for net assets acquired | shares					9,229,644	14,546,597
Aggregate value of common shares and convertible debenture for net assets acquired					$ 7,199,122	$ 16,187,203
Number of share purchase warrants issued on settlement of loans payable | Share					600,000
Warrants issued for loans payable					$ 103,959
Number of underwriter's warrants issued | shares					441,240
Value of underwriter's warrants issued					$ 90,769
Reallocation of deferred acquisition costs to royalty and stream interests on closing of acquisition						1,035,820
Reallocation from reserves for stock options exercised					$ 26,892	$ 406,841
Number of share options exercised in share-based payment arrangement | Share					133,333	1,333,333
Reallocation from reserves for share purchase warrants exercised					$ 1,598,377	$ 353,097
Number of share purchase warrants exercised | shares					8,168,011	2,624,834
Santa Gertrudis acquisitions
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares			10,123,077
Aggregate value of acquisitions of royalty interests			$ 7,181,444
ValGold acquisitions
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares				9,659,926
Number of share purchase warrants issued for acquisitions of royalty interests | shares				2,616,831
Aggregate value of acquisitions of royalty interests				$ 8,432,687
15 Mile Stream acquisitions
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares		2,619,000
Aggregate value of acquisitions of royalty interests		$ 2,717,600
Alamos acquisitions
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares	8,219,009
Aggregate value of acquisitions of royalty interests	$ 9,534,050